Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated net unrealized gain on translation of net investment in foreign operations
Balance, beginning of year	$ 547	$ 759	$ 742
Net unrealized gain (loss)	86	(171)	20
Repurchase of shares under normal course issuer bids [note 18]	(4)	(41)	(3)
Balance, end of year	629	547	759
Accumulated net unrealized gain(loss) on cash flow hedges [a]
Balance, beginning of year	(23)	40	(13)
Net unrealized gain(loss)	75	(41)	80
Reclassification of net gain to net income	(18)	(22)	(27)
Balance, end of year	34	(23)	40
Accumulated net unrealized gain on available-for-sale investments
Balance, beginning of year	5	11
Net unrealized (loss) gain	(4)	(6)	11
Balance, end of year	1	5	11
Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(107)	(58)	(44)
Net unrealized loss	(72)	(52)	(18)
Reclassification of net loss to net income	11	3	4
Balance, end of year	(168)	(107)	(58)
Total accumulated other comprehensive income [c]	$ 496	$ 422	$ 752